GENERAL INFORMATION (Reverse share splits) (Details)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse share splits	reverse share split of 1-for-12 (i.e. 12 ordinary shares were combined into one ordinary share)